Shareholder Report, Average Annual Return (Details) 1014073_Franklin International Dividend Booster Index ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	14 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Franklin International Dividend Booster Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin International Dividend Booster Index ETF (NAV)
Average Annual Return, Percent	35.32%	39.27%
VettaFi Developed World ex United States Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VettaFi Developed World ex United States Index
Average Annual Return, Percent	22.83%	22.13%
VettaFi New Frontier International Dividend Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VettaFi New Frontier International Dividend Select Index
Average Annual Return, Percent	35.83%	39.77%